Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	306,258		306,258
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 41.24		$ 41.24
Contingent consideration paid	$ 1,200
Earn-out arrangements accrued at the time of acquisition	$ 1,170	$ 9,223	$ 1,170	$ 9,223
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	16		16
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	16		16
General and administrative expenses
Fair Value Measurements
Expense (recovery)	$ (200)	$ (3,000)	$ 5,100	$ (5,300)